UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments April 30, 2017 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 94.7%
Consumer Discretionary - 12.7%
Dollar General	282,448	$20,536,794
Lowe's Companies	232,388	19,725,093
Omnicom Group	245,696	20,176,556
		60,438,443
Consumer Staples - 20.6%
CVS Health	269,549	22,221,620
JM Smucker	123,585	15,660,691
Kroger	417,683	12,384,301
Philip Morris International	172,192	19,085,761
Procter & Gamble	124,486	10,871,362
Reynolds American	275,057	17,741,177
		97,964,912
Energy - 8.4%
Chevron	125,264	13,365,669
Occidental Petroleum	246,454	15,166,779
Royal Dutch Shell - ADR	223,174	11,647,451
		40,179,899
Financials - 11.4%
Aflac	167,892	12,571,753
Marsh & McLennan Companies	257,981	19,124,131
State Street	270,634	22,706,193
		54,402,077
Health Care - 23.0%
Abbott Laboratories	436,131	19,032,757
AmerisourceBergen	152,536	12,515,579
Amgen	119,777	19,561,979
Becton, Dickinson & Co.	88,041	16,461,026
Johnson & Johnson	76,780	9,480,026
Merck & Co.	180,484	11,249,568
UnitedHealth Group	122,848	21,483,658
		109,784,593
Industrials - 11.1%
3M	80,670	15,797,606
Illinois Tool Works	152,536	21,063,696
W.W. Grainger	81,899	15,781,938
		52,643,240
Information Technology - 7.5%
Automatic Data Processing	197,581	20,645,239
Microchip Technology	198,256	14,984,188
		35,629,427
Total Common Stocks
(Cost $414,067,697)		451,042,591

SHORT-TERM INVESTMENT - 5.1%
Invesco Treasury Portfolio, Institutional Class, 0.63% ^
(Cost $24,492,490)	24,492,490	24,492,490

Total Investments - 99.8%
(Cost $438,560,187)		475,535,081
Other Assets and Liabilites, Net - 0.2%		1,017,745
Total Net Assets - 100.0%		$476,552,826

^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$451,042,591	$–	$–	$451,042,591
Short-Term Investment	24,492,490	–	–	24,492,490
Total Investments	$475,535,081	$–	$–	$475,535,081

Transfers between Levels are recognized at the end of the reporting period.  During the period ended April 30, 2017, the Fund recognized no transfers to/from any Levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Coho Relative Value Equity Fund

Cost of investments	$438,560,187

Gross unrealized appreciation	54,489,631
Gross unrealized depreciation	(17,514,737)
Net unrealized appreciation	$36,974,894

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  June 20, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  June 20, 2017